Income Taxes - Reconciliation of Income Taxes at Statutory Rates (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Net income (loss) before taxes for the year	$ (295,568)	$ (82,126)
Statutory rate	27.00%	27.00%
Expected income tax expense (recovery)	$ (79,803)	$ (22,174)
Permanent differences	22,786	11,639
Impact of (gain) loss recognized in other comprehensive income	14,108	(4,567)
Impact of (gain) loss on convertible debentures	27,686	(3,550)
Change in unrecognized deductible temporary differences	29,331	14,085
Deferred income tax expense (recovery)	$ 14,108	$ (4,567)